Revenue	12 Months Ended
Dec. 31, 2024
Revenue
Revenue

2.Revenue

The Company launched LOQTORZI in December 2023. Net revenue for sales of UDENYCA, YUSIMRY and CIMERLI are classified within discontinued operations (refer to Note 6. Discontinued Operations). All LOQTORZI net product revenue was generated in the United States, and the Company’s net revenue was as follows:

	Year Ended December 31,
(in thousands)	2024	2023
LOQTORZI	19,131	554
Other revenue	7,258	664
Total net revenue	$26,389	$1,218

For continuing operations, gross product revenues by significant customer as a percentage of total gross product revenues were as follows:

	Year Ended December 31,
	2024	2023
McKesson Corporation	43%	33%
Cencora (previously known as AmeriSource-Bergen Corporation)	43%	53%
Cardinal Health, Inc.	13%	13%

Product Sales Discounts and Allowances

Chargebacks and discounts for prompt payment are recorded as a reduction in trade receivables, and the remaining reserve balances are classified as current liabilities and other liabilities, non-current on the accompanying consolidated balance sheets.

In connection with the Sale Transactions, the Company retained and will continue to be responsible for sales discounts and allowance liabilities incurred related to shipments prior to March 1, 2024 for CIMERLI and June 26, 2024 for YUSIMRY. Sales discounts and allowances incurred on behalf of the respective counterparties following the close of the Sale Transactions in accordance with the Company’s Transition Services Agreement with Sandoz (the “CIMERLI TSA”) in March 2024 for CIMERLI and the Company’s Transition Services Agreement with HKF (the “YUSIMRY TSA” and, together with the CIMERLI TSA, collectively the “TSA”) in June 2024 for YUSIMRY are reflected within TSA receivables, net and TSA payables and accrued liabilities in the consolidated balance sheets and are excluded from the below table (see Note 6. Discontinued Operations).

The activities and ending reserve balances for each significant category of sales discounts and allowances, which constitute variable consideration, are as follows:

	Chargebacks		Other Fees,
	and Discounts		Co-pay
	for Prompt		Assistance
(in thousands)	Payment	Rebates	and Returns	Total
Balances at December 31, 2022	$42,677	$38,713	$19,113	$100,503
Provision related to sales made in:
Current period	590,772	143,370	110,183	844,325
Prior period - increase (decrease)	(1,361)	1,424	3,744	3,807
Payments and customer credits issued	(558,135)	(62,370)	(83,245)	(703,750)
Balances at December 31, 2023	73,953	121,137	49,795	244,885
Provision related to sales made in:
Current period	912,079	189,309	145,533	1,246,921
Prior period - increase (decrease)	(990)	7,391	(2,571)	3,830
Payments and customer credits issued	(874,264)	(194,099)	(151,628)	(1,219,991)
Balances at December 31, 2024	$110,778	$123,738	$41,129	$275,645